As filed with the Securities and Exchange Commission on August 30, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811 - 08270

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS

601 UNION STREET, SUITE 2801
SEATTLE, WA 98101

JOHN W. O’HALLORAN
RAINIER INVESTMENT MANAGEMENT, INC.
601 UNION STREET, SUITE 2801
SEATTLE, WA 98101

(800) 248-6314

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2010

Item 1. Schedule of Investments.

Rainier Balanced Portfolio
Schedule of Investments
June 30, 2010 (Unaudited)

	Principal Amount	Value
DEBT SECURITIES (40.8%)
ASSET-BACKED SECURITIES (1.9%)
Capital One
Series 2006-A6, 5.300%, 02/15/2014	250,000	$ 258,675
Citibank Credit Card Issuance Trust
Series 2006-A4, 5.450%, 05/10/2013	1,125,000	1,169,018
TOTAL ASSET-BACKED SECURITIES
(Cost $1,373,202)		$ 1,427,693

COLLATERALIZED MORTGAGE OBLIGATION (0.2%)
Federal National Mortgage Association
Series 2007-B2, 5.500%, 12/25/2020	120,302	126,167
TOTAL COLLATERALIZED MORTGAGE OBLIGATION
(Cost $120,203)		$ 126,167

CORPORATE BONDS (22.9%)
Finance (15.6%)
ACE INA Holdings
5.600%, 05/15/2015	515,000	568,053
Allstate Life Global Funding Trust
5.375%, 04/30/2013	300,000	329,158
American Express Co.
7.000%, 03/19/2018	290,000	334,992
Bank of America Corp.
5.650%, 05/01/2018	450,000	461,891
Bear Stearns Cos., Inc.
5.700%, 11/15/2014	420,000	465,648
5.550%, 01/22/2017	425,000	445,843
BlackRock, Inc.
5.000%, 12/10/2019	125,000	133,109
Caterpillar Financial Services Corp.
6.125%, 02/17/2014	500,000	566,335
Citigroup, Inc.
6.500%, 08/19/2013	470,000	500,987
Credit Suisse First Boston
5.000%, 05/15/2013	150,000	160,364
5.400%, 01/14/2020	200,000	199,219
General Electric Capital Corp.
5.900%, 05/13/2014	575,000	635,246
5.625%, 09/15/2017	375,000	401,408
Hartford Financial Services Group, Inc.
5.250%, 10/15/2011	475,000	491,822
Household Finance Corp.
6.375%, 10/15/2011	500,000	522,693
MetLife, Inc.
6.750%, 06/01/2016	325,000	368,142
Morgan Stanley
5.300%, 03/01/2013	275,000	286,151
4.750%, 04/01/2014	625,000	626,603
ORIX Corp.
4.710%, 04/27/2015	165,000	164,219

Rainier Balanced Portfolio Schedule of Investments June 30, 2010 (Unaudited)
	Principal Amount	Value
Finance (15.6%) (Continued)
Prudential Financial, Inc.
5.150%, 01/15/2013	425,000	$ 450,057
SLM Corp.
5.660%, 07/26/2010 **	775,000	774,956
The Charles Schwab Corp.
4.950%, 06/01/2014	275,000	298,430
The Goldman Sachs Group, Inc.
5.950%, 01/18/2018	460,000	478,531
The Travelers Cos., Inc.
5.900%, 06/02/2019	375,000	417,104
Toyota Motor Credit Corp.
3.200%, 06/17/2015	160,000	163,492
Wachovia Corp.
5.500%, 05/01/2013	625,000	678,782
Wells Fargo & Co.
3.625%, 04/15/2015	155,000	158,548
Western Union Co.
5.400%, 11/17/2011	250,000	263,609
5.930%, 10/01/2016	90,000	101,124
Total Finance		11,446,516
Industrials (7.1%)
Alltel Corp.
7.000%, 07/01/2012	250,000	276,307
Amgen, Inc.
4.500%, 03/15/2020	60,000	64,509
Analog Devices, Inc.
5.000%, 07/01/2014	670,000	724,833
ArcelorMittal SA Luxembourg
5.375%, 06/01/2013	325,000	342,032
Bemis Co., Inc.
6.800%, 08/01/2019	125,000	144,647
BHP Billiton Financial USA Ltd.
5.125%, 03/29/2012	275,000	292,943
Cisco Systems, Inc.
4.450%, 01/15/2020	430,000	454,801
Nokia Corp.
5.375%, 05/15/2019	50,000	52,697
Novartis Capital Corp.
4.125%, 02/10/2014	300,000	323,950
Rio Tinto Finance USA Ltd.
5.875%, 07/15/2013	300,000	328,925
Shell International Finance BV
4.375%, 03/25/2020	200,000	207,155
St. Jude Medical, Inc.
3.750%, 07/15/2014	125,000	132,102
4.875%, 07/15/2019	75,000	81,319
Target Corp.
5.375%, 05/01/2017	325,000	370,636

Rainier Balanced Portfolio
Schedule of Investments
June 30, 2010 (Unaudited)
	Principal Amount	Value
Industrials (7.1%) (Continued)
Teck Resources, Ltd.
10.750%, 05/15/2019	130,000	$ 159,529
Teva Pharmaceuticals Finance II BV
3.000%, 06/15/2015	55,000	56,142
Total Capital SA
4.450%, 06/24/2020	195,000	199,445
Tyco International Finance SA
8.500%, 01/15/2019	175,000	226,586
United Parcel Service, Inc.
3.875%, 04/01/2014	175,000	188,427
UnitedHealth Group, Inc.
6.000%, 02/15/2018	150,000	167,511
WMC Finance USA Ltd.
5.125%, 05/15/2013	350,000	382,550
Zimmer Holdings, Inc.
4.625%, 11/30/2019	50,000	52,607
Total Industrials		5,229,653
Utilities (0.2%)
Virginia Elecric and Power Co.
5.000%, 06/30/2019	125,000	136,544

TOTAL CORPORATE BONDS
(Cost $16,080,043)		$ 16,812,713

MORTGAGE PASS-THROUGH SECURITIES (3.4%)
Federal Home Loan Mortgage Corp.
Pool #G1-3466, 4.500%, 08/01/2022	98,365	104,861
Pool #G0-1779, 5.000%, 04/01/2035	386,247	410,042
Pool #G0-2327, 6.500%, 08/01/2036	68,186	74,966
		589,869
Federal National Mortgage Association
Pool #555872, 5.000%, 11/01/2018	179,400	192,981
Pool #725690, 6.000%, 08/01/2034	553,431	607,252
Pool #807942, 5.500%, 12/01/2034	415,876	447,937
Pool #735394, 6.500%, 02/01/2035	95,053	105,901
Pool #824940, 5.500%, 06/01/2035	295,711	318,231
Pool #745275, 5.000%, 02/01/2036	200,708	213,072
		1,885,374
TOTAL MORTGAGE PASS-THROUGH SECURITIES
(Cost $2,274,625)		$ 2,475,243

U.S. GOVERNMENT AGENCY (2.8%)
Federal Home Loan Bank
5.625%, 06/13/2016	825,000	887,121
Federal Home Loan Mortgage Corp.
2.500%, 04/08/2013	650,000	660,090
Federal National Mortgage Association
5.240%, 08/07/2018	500,000	551,391
TOTAL U.S. GOVERNMENT AGENCY
(Cost $1,986,101)		$ 2,098,602

Rainier Balanced Portfolio
Schedule of Investments
June 30, 2010 (Unaudited)
	Principal Amount	Value
U.S. TREASURY NOTES (9.6%)
1.000%, 08/31/2011	300,000	$ 301,992
1.000%, 03/31/2012	300,000	302,321
1.375%, 10/15/2012	1,275,000	1,294,125
1.375%, 03/15/2013	300,000	303,938
4.250%, 08/15/2013	200,000	219,797
2.375%, 08/31/2014	425,000	439,444
4.250%, 11/15/2014	750,000	835,371
2.625%, 06/30/2014	400,000	418,219
2.500%, 04/30/2015	1,300,000	1,346,414
2.750%, 05/31/2017	700,000	714,875
3.625%, 02/15/2020	800,000	845,375
TOTAL U.S. TREASURY NOTES
(Cost $6,774,423)		$ 7,021,871

TOTAL DEBT SECURITIES
(Cost $28,608,597)		$ 29,962,289

COMMON STOCKS (58.9%)	Shares	Value
Consumer Discretionary (7.3%)
Amazon.com, Inc. *	2,430	$ 265,502
Coach, Inc.	3,635	132,859
Darden Restaurants, Inc.	9,650	374,902
DeVry, Inc.	7,770	407,847
Kohls Corp. *	9,080	431,300
Limited Brands, Inc.	13,420	296,179
Lowe's Companies, Inc.	10,230	208,897
Marriott International, Inc. Cl. A	24,820	743,111
McDonalds Corp.	7,940	523,008
Nike, Inc. Cl. B	3,365	227,306
Target Corp.	10,830	532,511
The DIRECTV Group, Inc. Cl. A *	6,025	204,368
The Walt Disney Co.	20,480	645,120
Tiffany & Co.	10,190	386,303
Total Consumer Discretionary		5,379,213
Consumer Staples (4.6%)
Colgate-Palmolive Co.	5,770	454,445
General Mills, Inc.	12,160	431,923
PepsiCo, Inc.	12,079	736,215
Philip Morris International, Inc.	9,620	440,981
The Estee Lauder Companies, Inc. Cl. A	4,680	260,816
The J.M. Smucker Co.	9,265	557,938
Wal-Mart Stores, Inc.	10,050	483,104
Total Consumer Staples		3,365,422
Energy (6.8%)
Chevron Corp.	22,295	1,512,939
Devon Energy Corp.	11,665	710,632
Halliburton Co.	27,700	680,035
Occidental Peteroleum Corp.	4,020	310,143
Schlumberger Ltd.	11,410	631,429
Total SA - ADR	14,755	658,663
Whiting Petroleum Corp. *	5,910	463,462
Total Energy		4,967,303

Rainier Balanced Portfolio
Schedule of Investments
June 30, 2010 (Unaudited)
	Shares	Value
Financials (8.2%)
American Express Co.	15,410	$ 611,777
Ameriprise Financial, Inc.	14,800	539,782
Annaly Capital Management, Inc.	16,870	289,320
Bank of America Corp.	51,010	733,014
Comerica, Inc.	11,260	414,706
Franklin Resources, Inc.	6,990	602,468
IntercontinentalExchange, Inc. *	2,740	309,702
JPMorgan Chase & Co.	34,465	1,261,764
Lincoln National Corp.	17,840	433,334
State Street Corp.	7,050	238,431
The PNC Financial Services Group, Inc.	10,830	611,895
Total Financials		6,046,193
Health Care (6.3%)
Abbott Laboratories	9,755	456,339
Allergan, Inc.	7,945	462,876
Amgen, Inc. *	5,900	310,340
Celgene Corp. *	10,410	529,036
Covance, Inc. *	4,920	252,495
Express Scripts, Inc. *	9,860	463,617
Gilead Sciences, Inc. *	12,800	438,784
McKesson Corp.	5,700	382,812
Merck & Co., Inc.	11,770	411,597
Shire PLC - ADR	8,080	495,950
Teva Pharmaceutical Industries Ltd. - ADR	8,080	420,079
Total Health Care		4,623,925
Industrials (8.2%)
3M Co.	8,260	652,458
Bucyrus International, Inc.	7,150	339,268
CSX Corp.	8,260	409,944
Cummins, Inc.	12,430	809,566
Deere & Co.	12,950	721,056
Emerson Electric Co.	14,170	619,087
Expeditors International Washington, Inc.	8,650	298,512
FedEx Corp.	6,130	429,774
General Electric Co.	36,670	528,781
Manpower, Inc.	5,760	248,717
Precision Castparts Corp.	6,355	654,056
Rockwell Collins, Inc.	5,830	309,748
Total Industrials		6,020,967
Information Technology (11.7%)
Amphenol Corp. Cl. A	8,230	323,274
Apple, Inc. *	7,310	1,838,684
Broadcom Corp. Cl. A	14,640	482,681
Check Point Software Technologies Ltd. *	13,805	406,971
Cisco Systems, Inc. *	39,551	842,832
EMC Corp. *	48,315	884,165
Google, Inc. Cl. A *	1,680	747,516
Juniper Networks, Inc. *	14,110	321,990
Marvell Technology Group Ltd. *	24,710	389,429
Microsoft Corp.	31,550	725,966
Oracle Corp.	24,515	526,092

Rainier Balanced Portfolio
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
Information Technology (11.7%) (Continued)
Tellabs, Inc.	27,660	$ 176,747
Teradata Corp. *	11,090	338,023
Trimble Navigation Ltd. *	7,295	204,260
Visa, Inc.	5,018	355,024
Total Information Technology		8,563,654
Materials (3.2%)
Albemarle Corp.	13,630	541,247
Freeport-McMoRan Copper & Gold, Inc.	5,110	302,154
Packaging Corp. of America	18,840	414,857
Praxair, Inc.	4,910	373,111
Walter Energy, Inc.	6,470	393,700
Yamana Gold, Inc.	35,270	363,281
Total Materials		2,388,350
TELECOMMUNICATION SERVICES (1.1%)
American Tower Corp. Cl. A *	17,385	773,633

Utilities (1.5%)
The AES Corp. *	66,020	610,025
Wisconsin Energy Corp.	7,720	391,713
Xcel Energy, Inc.	5,680	117,064
Total Utilities		1,118,802

TOTAL COMMON STOCKS
(Cost $40,028,367)		$ 43,247,462

SHORT-TERM INVESTMENTS (3.4%)	Principal Amount	Value
MONEY MARKET MUTUAL FUNDS (3.4%)
First American Prime Obligation Fund	$ 2,488,765	$ 2,488,765
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,488,765)		$ 2,488,765

TOTAL INVESTMENTS (103.1%)
(Cost $71,125,729)		$ 75,698,516

LIABILITIES IN EXCESS OF OTHER ASSETS (-3.1%)		(2,294,695)
TOTAL NET ASSETS (100.0%)		$ 73,403,821

Rainier Balanced Portfolio
Schedule of Investments
June 30, 2010 (Unaudited)

ADR American Depository Receipt
* Non income producing security.
** The variable-rate securities are subject to a demand feature, which reduces the remaining maturity.

The cost basis of investment for federal income tax purposes at June 30, 2010, was as follows***:

Cost of investments	$ 71,125,729
Gross unrealized appreciation	6,952,130
Gross unrealized depreciation	(2,379,343)
Net unrealized appreciation	$ 4,572,787

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

section in the Fund's most recent semi-annual report or annual report.

Rainier High Yield Portfolio
Schedule of Investments
June 30, 2010 (Unaudited)
	Principal Amount	Value
DEBT SECURITIES (92.8%)
CORPORATE BONDS (92.8%)
Consumer Staples (9.3%)
Constellation Brands, Inc.
7.250%, 05/15/2017	300,000	$ 305,625
Mohawk Industries, Inc.
6.625%, 01/15/2016 *	300,000	306,750
Revlon Consumer Products
9.750%, 11/15/2015 **	150,000	154,500
Tyson Foods, Inc.
10.500%, 03/01/2014	300,000	351,000
Total Consumer Staples		1,117,875
Energy (12.0%)
El Paso Corp.
7.000%, 06/15/2017	300,000	299,811
Hornbeck Offshore Services, Inc.
8.000%, 09/01/2017	250,000	223,750
Pioneer Natural Resources Co.
6.875%, 05/01/2018	300,000	302,753
Sandridge Energy, Inc.
9.875%, 05/15/2016 **	155,000	158,100
Stone Energy Corp.
8.625%, 02/01/2017	200,000	181,000
Tesoro Corp.
6.500%, 06/01/2017	300,000	276,000
Total Energy		1,441,414
Healthcare (3.5%)
HCA, Inc.
8.500%, 04/15/2019	300,000	319,500
Vanguard Health Holding Co. II LLC
8.000%, 02/01/2018	100,000	96,500
Total Healthcare		416,000
Industrial (45.1%)
American Axle & Manufacturing Holdings, Inc.
7.875%, 03/01/2017	200,000	174,500
BE Aerospace, Inc.
8.500%, 07/01/2018	195,000	205,238
Cablevision Systems Corp.
8.625%, 09/15/2017 **	100,000	102,500
Cinemark, Inc.
8.625%, 06/15/2019	100,000	101,000
Clean Harbors, Inc.
7.625%, 08/15/2016	100,000	103,250
Collective Brands, Inc.
8.250%, 08/01/2013	178,000	180,670
Domtar Corp.
10.750%, 06/01/2017	300,000	361,500
Exopack Holding Corp.
11.250%, 02/01/2014	150,000	152,625
Ford Motor Credit Co., LLC
7.000%, 04/15/2015	250,000	247,540
Goodyear Tire & Rubber Co.
10.500%, 05/15/2016	300,000	327,750

Rainier High Yield Portfolio
Schedule of Investments
June 30, 2010 (Unaudited)
	Principal Amount	Value
Industrial (45.1%) (Continued)
Graphic Packaging Holding Company
9.500%, 08/15/2013	100,000	$ 102,250
9.500%, 06/15/2017	100,000	105,000
Greif, Inc.
7.750%, 08/01/2019	300,000	310,500
HSN, Inc.
11.250%, 08/01/2016	75,000	84,375
Jarden Corp.
7.500%, 01/15/2020	100,000	98,250
JohnsonDiversey, Inc.
8.250%, 11/15/2019 **	250,000	258,750
Lear Corp.
8.125%, 03/15/2020	500,000	503,750
Levi Strauss & Co.
8.875%, 04/01/2016	100,000	104,000
Masco Corp.
5.850%, 03/15/2017	300,000	293,050
Nalco Co.
8.875%, 11/15/2013	300,000	309,000
Solo Cup Co.
10.500%, 11/01/2013	100,000	103,875
Solutia, Inc.
8.750%, 11/01/2017	100,000	104,500
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 10/15/2014	300,000	324,000
Steel Dynamics, Inc.
6.750%, 04/01/2015	100,000	100,875
Teck Resources Limited
10.750%, 05/15/2019	300,000	368,143
Terremark Worldwide, Inc.
12.000%, 06/15/2017	100,000	113,000
United Rentals North America, Inc.
9.250%, 12/15/2019	200,000	202,500
Total Industrial		5,442,391
Telecommunication Services (18.3%)
Clearwire Corp., LLC
12.000%, 12/01/2015 **	300,000	298,875
Frontier Communications Corp.
8.250%, 05/01/2014	300,000	312,750
GCI, Inc.
8.625%, 11/15/2019 **	100,000	100,250
GeoEye, Inc.
9.625%, 10/01/2015 **	250,000	256,250
Global Crossing Ltd.
12.000%, 09/15/2015 **	250,000	266,250
MetroPCS Communications, Inc.
9.250%, 11/01/2014	100,000	103,500
Qwest Communications International, Inc.
7.125%, 04/01/2018 **	250,000	250,625
Sprint Capital Corp.
6.875%, 11/15/2028	450,000	375,750

Rainier High Yield Portfolio
Schedule of Investments
June 30, 2010 (Unaudited)
	Principal Amount	Value
Telecommunication Services (18.3%) (Continued)
Windstream Corp.
7.875%, 11/01/2017	250,000	$ 245,313
Total Telecommunication Services		2,209,563
Transportation (1.9%)
Kansas City Southern
7.625%, 12/01/2013	220,000	225,500
Utility (2.7%)
The AES Corp.
9.750%, 04/15/2016 **	300,000	324,000

TOTAL CORPORATE BONDS
(Cost $10,282,285)		11,176,743

TOTAL DEBT SECURITIES
(Cost $10,282,285)		$ 11,176,743

SHORT-TERM INVESTMENTS (5.7%)
MONEY MARKET MUTUAL FUNDS (5.7%)
BlackRock Liquidity Funds - Temp Fund - Dollar Shares	$ 93,590	$ 93,590
First American Prime Obligations Fund	$ 589,854	589,854
TOTAL SHORT-TERM INVESTMENTS
(Cost $683,444)		$ 683,444

TOTAL INVESTMENTS (98.5%)
(Cost $10,965,729)		$ 11,860,187

OTHER ASSETS IN EXCESS OF LIABILITIES (1.5%)		178,732
TOTAL NET ASSETS (100.0%)		$ 12,038,919

* The variable-rate securities are subject to a demand feature, which reduces the remaining maturity.
 **   Security exempt from registration under Regulation D of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2010, the value of these securities totaled $2,170,100 or 18.0% of the Portfolio's net assets. Unless otherwise noted, these securities were deemed liquid pursuant to procedures approved by the Board of Directors.

The cost basis of investment for federal income tax purposes at June 30, 2010, was as follows***:

Cost of investments		$ 10,965,729
Gross unrealized appreciation		943,647
Gross unrealized depreciation		(49,189)
Net unrealized appreciation		$ 894,458

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Intermediate Fixed Income Portfolio
Schedule of Investments
June 30, 2010 (Unaudited)

	Principal Amount	Value
DEBT SECURITIES (97.8%)
ASSET-BACKED SECURITIES (2.8%)
Bank of America Credit Card Trust
Series 2007-8A, 5.590%, 11/15/2014	300,000	$ 325,327
Capital One
Series 2006-A2, 4.850%, 11/15/2013	550,000	562,075
Series 2006-A6, 5.300%, 02/15/2014	725,000	750,158
Chase Issuance Trust
Series 2005-A7, 4.550%, 03/15/2013	250,000	255,141
Citibank Credit Card Issuance Trust
Series 2006-A4, 5.450%, 05/10/2013	1,750,000	1,818,473
TOTAL ASSET-BACKED SECURITIES
(Cost $3,571,345)		$ 3,711,174

COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)
Federal National Mortgage Association
Series 2007-B2, 5.500%, 12/25/2020	156,392	164,017
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $156,263)		$ 164,017

CORPORATE BONDS (59.9%)
Finance (33.7%)
ACE INA Holdings
5.600%, 05/15/2015	2,425,000	2,674,811
Allstate Life Global Funding Trust
5.375%, 04/30/2013	1,525,000	1,673,219
American Express Co.
7.000%, 03/19/2018	1,195,000	1,380,400
Bank of America Corp.
5.650%, 05/01/2018	1,800,000	1,847,563
Bear Stearns Cos., Inc.
5.700%, 11/15/2014	1,735,000	1,923,570
5.550%, 01/22/2017	1,675,000	1,757,145
BlackRock, Inc.
5.000%, 12/10/2019	475,000	505,816
Citigroup, Inc.
6.500%, 08/19/2013	1,940,000	2,067,902
Credit Suisse First Boston
5.000%, 05/15/2013	1,000,000	1,069,097
5.400%, 01/14/2020	800,000	796,877
General Electric Capital Corp.
5.900%, 05/13/2014	2,350,000	2,596,221
5.625%, 09/15/2017	1,550,000	1,659,153
Hartford Financial Services Group, Inc.
5.250%, 10/15/2011	1,825,000	1,889,632
Household Finance Corp.
6.375%, 10/15/2011	1,475,000	1,541,946
MetLife, Inc.
6.750%, 06/01/2016	1,300,000	1,472,567

Rainier Intermediate Fixed Income Portfolio
Schedule of Investments
June 30, 2010 (Unaudited)
	Principal Amount	Value
Finance (33.7%) (Continued)
Morgan Stanley
5.300%, 03/01/2013	1,200,000	$ 1,248,660
4.750%, 04/01/2014	2,625,000	2,631,733
ORIX Corp.
4.710%, 04/27/2015	680,000	676,779
Prudential Financial, Inc.
5.150%, 01/15/2013	2,175,000	2,303,234
SLM Corp.
5.515%, 07/26/2010 *	1,050,000	1,049,941
The Charles Schwab Corp.
4.950%, 06/01/2014	1,500,000	1,627,797
The Goldman Sachs Group, Inc.
5.950%, 01/18/2018	1,895,000	1,971,340
The Travelers Cos., Inc.
5.900%, 06/02/2019	1,850,000	2,057,711
Toyota Motor Credit Corp.
3.200%, 06/17/2015	690,000	705,060
Wachovia Corp.
5.500%, 05/01/2013	2,550,000	2,769,433
Wells Fargo & Co.
3.625%, 04/15/2015	645,000	659,763
Western Union Co.
5.400%, 11/17/2011	1,000,000	1,054,434
5.930%, 10/01/2016	390,000	438,202
Total Finance		44,050,006
Industrials (25.7%)
Alltel Corp.
7.000%, 07/01/2012	1,100,000	1,215,753
Amgen, Inc.
0.125%, 02/01/2011	2,500,000	2,484,375
4.500%, 03/15/2020	240,000	258,037
Analog Devices, Inc.
5.000%, 07/01/2014	2,760,000	2,985,878
ArcelorMittal SA Luxembourg
5.375%, 06/01/2013	1,150,000	1,210,267
Bemis Co., Inc.
6.800%, 08/01/2019	550,000	636,449
BHP Billiton Financial USA Ltd.
5.125%, 03/29/2012	1,425,000	1,517,980
Caterpillar, Inc.
6.125%, 02/17/2014	2,550,000	2,888,306
Cisco System, Inc.
4.450%, 01/15/2020	1,770,000	1,872,090
Nokia Corp.
5.375%, 05/15/2019	225,000	237,138
Novartis Capital Corp.
4.125%, 02/10/2014	1,750,000	1,889,711
PepsiCo, Inc.
3.750%, 03/01/2014	600,000	640,195
Rio Tinto Finance USA Ltd.
5.875%, 07/15/2013	1,125,000	1,233,468

Rainier Intermediate Fixed Income Portfolio
Schedule of Investments
June 30, 2010 (Unaudited)

Industrials (25.7%) (Continued)	Principal Amount	Value
Shell International Financial BV
4.375%, 03/25/2020	815,000	$ 844,156
St. Jude Medical, Inc.
3.750%, 07/15/2014	325,000	343,465
4.875%, 07/15/2019	200,000	216,851
Target Corp.
5.375%, 05/01/2017	1,425,000	1,625,094
Teck Resources Ltd.
10.750%, 05/15/2019	540,000	662,658
Teva Pharmaceuticals Financial II BV
3.000%, 06/15/2015	230,000	234,775
The Home Depot, Inc.
5.250%, 12/16/2013	1,900,000	2,090,798
Thomson Reuters Corp.
6.500%, 07/15/2018	1,000,000	1,183,114
Time Warner Cable, Inc.
6.750%, 07/01/2018	1,000,000	1,149,685
Total Capital SA
4.450%, 06/24/2020	815,000	833,577
Tyco International Finance SA
8.500%, 01/15/2019	725,000	938,713
United Parcel Service, Inc.
4.500%, 01/15/2013	1,000,000	1,081,287
UnitedHealth Group, Inc.
6.000%, 02/15/2018	650,000	725,882
Wellpoint, Inc.
5.000%, 01/15/2011	1,000,000	1,019,651
WMC Financial Ltd.
5.125%, 05/15/2013	1,225,000	1,338,925
Zimmer Holdings, Inc.
4.625%, 11/30/2019	250,000	263,035
Total Industrials		33,621,313
Utilities (0.5%)
Virginia Electric & Power Co.
5.000%, 06/30/2019	600,000	655,410
Total Utilities		655,410

TOTAL CORPORATE BONDS
(Cost $74,363,363)		$ 78,326,729

Rainier Intermediate Fixed Income Portfolio
Schedule of Investments
June 30, 2010 (Unaudited)
	Principal Amount	Value
MORTGAGE PASS-THROUGH SECURITIES (4.9%)
Federal Home Loan Mortgage Corp.
Pool #G1-8005, 5.000%, 08/01/2019	115,695	$ 124,345
Pool #G1-8010, 5.500%, 09/01/2019	121,905	132,467
Pool #G1-8073, 5.000%, 09/01/2020	97,875	105,039
Pool #G1-3466, 4.500%, 08/01/2022	379,407	404,464
Pool #G0-1779, 5.000%, 04/01/2035	293,459	311,537
Pool #G0-2327, 6.500%, 08/01/2036	199,078	218,873
Pool #G0-2267, 6.500%, 08/01/2036	225,624	248,060
		1,544,785
Federal National Mortgage Association
Pool #357412, 4.500%, 07/01/2018	182,579	195,065
Pool #555872, 5.000%, 11/01/2018	135,390	145,639
Pool #725690, 6.000%, 08/01/2034	576,205	632,241
Pool #807942, 5.500%, 12/01/2034	313,282	337,434
Pool #735394, 6.500%, 02/01/2035	72,771	81,076
Pool #824940, 5.500%, 06/01/2035	207,313	223,101
Pool #255813, 5.000%, 08/01/2035	582,615	618,507
Pool #255842, 5.000%, 09/01/2035	204,545	217,146
Pool #735896, 6.000%, 09/01/2035	191,649	208,969
Pool #735897, 5.500%, 10/01/2035	344,452	370,684
Pool #256022, 5.500%, 12/01/2035	734,634	790,580
Pool #745283, 5.500%, 01/01/2036	270,227	290,806
Pool #745275, 5.000%, 02/01/2036	273,849	290,719
Pool #898428, 6.000%, 10/01/2036	141,317	153,824
Pool #888029, 6.000%, 12/01/2036	214,557	233,545
		4,789,336
TOTAL MORTGAGE PASS-THROUGH SECURITIES
(Cost $5,869,922)		6,334,121

U.S. GOVERNMENT AGENCY (12.9%)
Federal Home Loan Bank
3.625%, 05/29/2013	350,000	375,128
5.500%, 08/13/2014	700,000	807,677
5.625%, 06/13/2016	1,250,000	1,344,123
		2,526,928
Federal Home Loan Mortgage Corp.
5.250%, 07/18/2011	500,000	525,275
5.750%, 01/15/2012	250,000	269,454
5.500%, 08/20/2012	500,000	549,877
4.625%, 10/25/2012	450,000	489,168
1.875%, 03/08/2013	575,000	579,614
2.500%, 04/08/2013	2,675,000	2,716,524
4.500%, 07/15/2013	2,700,000	2,972,182
4.750%, 01/19/2016	500,000	562,575
5.250%, 04/18/2016	2,000,000	2,299,266
		10,963,935

Rainier Intermediate Fixed Income Portfolio
Schedule of Investments
June 30, 2010 (Unaudited)
	Principal Amount	Value
Federal National Mortgage Association
5.375%, 11/15/2011	1,000,000	$ 1,065,998
4.875%, 05/18/2012	50,000	53,887
4.375%, 03/15/2013	150,000	163,563
4.125%, 04/15/2014	300,000	327,887
4.375%, 10/15/2015	800,000	885,850
5.240%, 08/07/2018	805,000	887,740
		3,384,925
TOTAL U.S. GOVERNMENT AGENCY
(Cost $15,875,380)		$ 16,875,788

U.S. TREASURY NOTES (17.2%)
1.000%, 07/31/2011	2,050,000	2,063,132
4.875%, 07/31/2011	50,000	52,412
1.000%, 03/31/2012	1,250,000	1,259,670
4.625%, 07/31/2012	750,000	812,695
1.375%, 10/15/2012	3,000,000	3,045,000
1.375%, 03/15/2013	1,250,000	1,266,408
1.375%, 05/15/2013	400,000	404,938
3.500%, 05/31/2013	1,125,000	1,209,112
4.250%, 08/15/2013	1,250,000	1,373,731
4.000%, 02/15/2014	1,300,000	1,425,633
4.750%, 05/15/2014	800,000	902,625
4.250%, 11/15/2014	200,000	222,766
4.000%, 02/15/2015	1,000,000	1,103,828
2.500%, 03/31/2015	500,000	518,203
2.500%, 04/30/2015	2,700,000	2,796,398
2.750%, 05/31/2017	750,000	765,938
3.625%, 02/15/2020	3,150,000	3,328,665
TOTAL U.S. TREASURY NOTES
(Cost $21,643,174)		$ 22,551,154

TOTAL DEBT SECURITIES
(Cost $121,479,447)		$ 127,962,983

SHORT-TERM INVESTMENTS (1.5%)
MONEY MARKET MUTUAL FUNDS (1.5%)
First American Prime Obligation Fund	$ 1,957,842	$ 1,957,842
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,957,842)		$ 1,957,842

TOTAL INVESTMENTS (99.3%)
(Cost $123,437,289)		$ 129,920,825

OTHER ASSETS IN EXCESS OF LIABILITIES (0.7%)		975,176
TOTAL NET ASSETS (100.0%)		$ 130,896,001

Rainier Intermediate Fixed Income Portfolio
Schedule of Investments
June 30, 2010 (Unaudited)
Principal Amount	Value

* The variable-rate securities are subject to a demand feature, which reduces the remaining maturity.

The cost basis of investment for federal income tax purposes at June 30, 2010, was as follows**:

Cost of investments	$ 123,437,289
Gross unrealized appreciation	6,553,559
Gross unrealized depreciation	(70,023)
Net unrealized appreciation	$ 6,483,536

** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Large Cap Equity Portfolio
Schedule of Investments
June 30, 2010 (Unaudited)

COMMON STOCKS (96.9%)	Shares	Value
Consumer Discretionary (12.0%)
Amazon.com, Inc. *	72,220	$ 7,890,757
Coach, Inc.	106,785	3,902,992
Darden Restaurants, Inc.	286,280	11,121,978
DeVry, Inc.	230,500	12,098,945
Kohls Corp. *	269,330	12,793,175
Limited Brands, Inc.	398,220	8,788,715
Lowe's Companies, Inc.	314,000	6,411,880
Marriott International, Inc. Cl. A	729,710	21,847,517
McDonald's Corp.	223,100	14,695,597
NIKE, Inc. Cl. B	100,000	6,755,000
Target Corp.	321,410	15,803,730
The DIRECTV Group, Inc. Cl. A *	178,875	6,067,440
The Walt Disney Co.	601,890	18,959,535
Tiffany & Co.	302,300	11,460,193
Total Consumer Discretionary		158,597,454
Consumer Staples (7.6%)
Colgate-Palmolive Co.	171,330	13,493,951
General Mills, Inc.	360,820	12,816,327
PepsiCo, Inc.	354,962	21,634,934
Philip Morris International, Inc.	285,350	13,080,444
The Estee Lauder Companies, Inc. Cl. A	138,880	7,739,782
The J.M. Smucker Co.	272,265	16,395,798
Wal-Mart Stores, Inc.	298,305	14,339,521
Total Consumer Staples		99,500,757
Energy (11.1%)
Chevron Corp.	655,295	44,468,319
Devon Energy Corp.	342,820	20,884,595
Halliburton Co.	814,150	19,987,382
Occidental Petroleum Corp.	119,340	9,207,081
Schlumberger Ltd.	335,370	18,559,376
Total SA - ADR	433,730	19,361,707
Whiting Petroleum Corp. *	179,460	14,073,253
Total Energy		146,541,713
Financials (13.5%)
American Express Co.	452,990	17,983,703
Ameriprise Financial, Inc.	439,260	15,870,464
Annaly Capital Management, Inc.	500,640	8,585,976
Bank of America Corp.	1,499,480	21,547,528
Comerica, Inc.	334,040	12,302,693
Franklin Resources, Inc.	205,540	17,715,493
IntercontinentalExchange, Inc. *	81,230	9,181,427
JPMorgan Chase & Co.	1,013,060	37,088,126
Lincoln National Corp.	529,340	12,857,669
State Street Corp.	207,380	7,013,591
The PNC Financial Services Group, Inc.	318,320	17,985,080
Total Financials		178,131,750

Rainier Large Cap Equity Portfolio
Schedule of Investments
June 30, 2010 (Unaudited)
	Shares	Value
Health Care (10.4%)
Abbott Laboratories	289,525	$ 13,543,979
Allergan, Inc.	235,895	13,743,243
Amgen, Inc. *	175,020	9,206,052
Celgene Corp. *	305,995	15,550,666
Covance, Inc. *	146,070	7,496,313
Express Scripts, Inc. *	292,750	13,765,105
Gilead Sciences, Inc. *	379,955	13,024,857
Mckesson Corp.	169,200	11,363,472
Merck & Co., Inc.	349,140	12,209,426
Shire PLC - ADR	239,840	14,721,379
Teva Pharmaceutical Industries Ltd. - ADR	239,740	12,464,083
Total Health Care		137,088,575
Industrials (13.5%)
3M Co.	242,820	19,180,352
Bucyrus International, Inc.	212,080	10,063,196
CSX Corp.	244,980	12,158,357
Cummins, Inc.	365,470	23,803,061
Deere & Co.	380,570	21,190,138
Emerson Electric Co.	416,630	18,202,565
Expeditors International Washington, Inc.	256,690	8,858,372
FedEx Corp.	181,910	12,753,710
General Electric Co.	1,077,930	15,543,750
Manpower, Inc.	171,000	7,383,780
Precision Castparts Corp.	186,665	19,211,562
Rockwell Collins, Inc.	172,870	9,184,583
Total Industrials		177,533,426
Information Technology (19.2%)
Amphenol Corp. Cl. A	244,310	9,596,497
Apple, Inc. *	214,780	54,023,613
Broadcom Corp. Cl. A	434,495	14,325,300
Check Point Software Technologies Ltd. *	409,715	12,078,398
Cisco Systems, Inc. *	1,162,695	24,777,030
EMC Corp. *	1,420,130	25,988,379
Google, Inc. Cl. A *	49,305	21,938,260
Juniper Networks, Inc. *	418,780	9,556,560
Marvell Technology Group Ltd. *	733,310	11,556,966
Microsoft Corp.	927,476	21,341,223
Oracle Corp.	727,400	15,610,004
Tellabs, Inc.	820,980	5,246,062
Teradata Corp. *	329,010	10,028,225
Trimble Navigation Ltd *	216,480	6,061,440
Visa, Inc.	148,971	10,539,698
Total Information Technology		252,667,655

Rainier Large Cap Equity Portfolio
Schedule of Investments
June 30, 2010 (Unaudited)
	Shares	Value
Materials (5.4%)
Albemarle Corp.	400,760	$ 15,914,180
Freeport-McMoRan Copper & Gold, Inc.	151,700	8,970,021
Packaging Corp. of America	559,170	12,312,923
Praxair, Inc.	145,850	11,083,141
Walter Energy, Inc.	191,870	11,675,290
Yamana Gold, Inc.	1,046,650	10,780,495
Total Materials		70,736,050
TELECOMMUNICATION SERVICES (1.7%)
American Tower Corp. Cl. A *	511,150	22,746,175

Utilities (2.5%)
The AES Corp. *	1,940,730	17,932,345
Wisconsin Energy Corp.	229,310	11,635,189
Xcel Energy, Inc.	172,540	3,556,050
Total Utilities		33,123,584
TOTAL COMMON STOCKS
(Cost $1,202,649,759)		$ 1,276,667,139

SHORT-TERM INVESTMENTS (3.2%)	Principal Amount	Value
MONEY MARKET MUTUAL FUNDS (3.2%)
First American Prime Obligations Fund	$ 42,313,883	$ 42,313,883
TOTAL SHORT-TERM INVESTMENTS
(Cost $42,313,883)		$ 42,313,883

TOTAL INVESTMENTS (100.1%)
(Cost $1,244,963,642)		$ 1,318,981,022

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)		(1,575,783)
TOTAL NET ASSETS (100.0%)		$ 1,317,405,239

ADR American Depository Receipt
* Non income producing security.

The cost basis of investment for federal income tax purposes at June 30, 2010, was as follows***:

Cost of investments		$ 1,244,963,642
Gross unrealized appreciation		146,282,268
Gross unrealized depreciation		(72,264,888)
Net unrealized appreciation		$ 74,017,380

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Mid Cap Equity Portfolio
Schedule of Investments
June 30, 2010 (Unaudited)

COMMON STOCKS (95.9%)	Shares	Value
Consumer Discretionary and Services (17.0%)
Avon Products, Inc.	103,990	$ 2,755,735
Bally Technologies, Inc. *	101,395	3,284,184
Big Lots, Inc. *	203,690	6,536,412
BorgWarner, Inc. *	234,380	8,751,749
Chipotle Mexican Grill, Inc. *	34,650	4,740,467
Coach, Inc.	61,705	2,236,312
Darden Restaurants, Inc.	102,320	3,975,132
DeVry, Inc.	102,680	5,389,673
Discovery Communications, Inc. *	237,270	8,472,912
Dollar Tree, Inc. *	71,645	2,982,581
Fossil, Inc. *	68,110	2,363,417
Gannett Co., Inc.	305,160	4,107,454
Guess?, Inc.	79,995	2,499,044
Jarden Corp.	181,770	4,884,160
Kohl's Corp. *	57,750	2,743,125
LKQ Corp. *	139,472	2,689,020
Marriott International, Inc. Cl. A	276,830	8,288,290
Nordstrom, Inc.	127,140	4,092,637
priceline.com, Inc. *	24,180	4,268,737
The Estee Lauder Companies, Inc.	51,500	2,870,095
Tiffany & Co.	148,580	5,632,668
Tractor Supply Co.	53,660	3,271,650
Urban Outfitters, Inc. *	114,480	3,936,967
Warnaco Group, Inc. *	75,230	2,718,812
		103,491,233
Consumer Staples (2.7%)
Church & Dwight Co., Inc.	75,035	4,705,445
General Mills, Inc.	83,470	2,964,854
The J.M. Smucker Co.	146,370	8,814,402
		16,484,701
Energy (7.5%)
Concho Resources, Inc. *	138,625	7,670,121
Dresser-Rand Group, Inc. *	214,470	6,766,528
Forest Oil Corp. *	193,440	5,292,519
Halliburton Co.	74,180	1,821,119
Petrohawk Energy Corp. *	75,910	1,288,193
Unit Corp. *	108,520	4,404,827
Walter Energy, Inc.	134,820	8,203,797
Whiting Petroleum Corp. *	132,000	10,351,440
		45,798,544
Financial Services (17.0%)
Affiliated Managers Group, Inc. *	131,790	8,008,878
Alliance Data Systems Corp. *	125,160	7,449,523
Ameriprise Financial, Inc.	274,490	9,917,324
Annaly Capital Management, Inc.	245,560	4,211,354
Comerica, Inc.	180,910	6,662,916
Commerce Bancshares, Inc.	139,774	5,030,466
Digital Realty Trust, Inc.	209,205	12,066,944
First Niagara Financial Group, Inc.	400,410	5,017,137
Franklin Resources, Inc.	79,010	6,809,872
IntercontinentalExchange, Inc. *	28,590	3,231,528

Rainier Mid Cap Equity Portfolio
Schedule of Investments
June 30, 2010 (Unaudited)

Financial Services (17.0%) (Continued)	Shares	Value
Jones Lang LaSalle, Inc.	54,820	$ 3,598,385
MSCI, Inc. Cl. A *	113,090	3,098,666
Raymond James Financial, Inc.	91,100	2,249,259
SEI Investments Co.	241,780	4,922,641
Signature Bank *	146,710	5,576,447
Stifel Financial Corp. *	34,060	1,477,863
T Rowe Price Group, Inc.	177,070	7,860,137
The PNC Financial Services Group, Inc.	104,480	5,903,120
		103,092,460
Health Care (10.2%)
Alexion Pharmaceuticals, Inc. *	57,535	2,945,217
Allscripts-Misys Healthcare Solutions, Inc. *	338,690	5,452,909
AmerisourceBergen Corp.	132,300	4,200,525
Celgene Corp. *	88,495	4,497,316
Community Health Systems, Inc. *	99,670	3,369,843
Emergency Medical Services Corp. *	84,940	4,164,608
Inverness Medical Innovations, Inc. *	136,390	3,636,157
Life Technologies Corp. *	74,970	3,542,332
MEDNAX, Inc. *	80,790	4,492,732
Mylan Laboratories *	264,970	4,515,089
Perrigo Co.	54,720	3,232,310
QIAGEN N.V. *	201,200	3,867,064
ResMed, Inc. *	49,450	3,007,055
Shire PLC - ADR	92,610	5,684,402
SXC Health Solutions Corp. *	22,280	1,632,010
United Therapeutics Corp. *	80,520	3,930,181
		62,169,750
Materials and Processing (6.5%)
Albemarle Corp.	175,170	6,956,001
Cliffs Natural Resources, Inc.	104,470	4,926,805
Greif, Inc. Cl. A	108,090	6,003,319
Precision Castparts Corp.	57,245	5,891,656
Temple-Inland, Inc.	116,520	2,408,468
The Scotts Miracle-Gro Co.	67,330	2,990,125
Valspar Corp.	145,020	4,368,002
Yamana Gold, Inc.	566,860	5,838,658
		39,383,034
Producer Durables (15.1%)
AMETEK, Inc.	149,595	6,006,239
BE Aerospace, Inc. *	93,160	2,369,059
Bucyrus International, Inc.	138,240	6,559,488
Chicago Bridge & Iron Co. N.V. *	424,440	7,983,716
Continental Airlines, Inc. *	346,890	7,631,580
CSX Corp.	94,180	4,674,153
Cummins, Inc.	146,510	9,542,196
Expeditors International Washington, Inc.	127,970	4,416,245
Hewitt Associates, Inc. Cl. A *	162,160	5,588,034
Kansas City Southern *	221,740	8,060,249
Kennametal, Inc.	256,470	6,522,032
MSC Industrial Direct Co., Inc. Cl. A	146,310	7,412,065
Nordson Corp.	46,610	2,613,889
Rockwell Collins, Inc.	107,290	5,700,317
Trimble Navigation Ltd. *	103,445	2,896,460
Woodward Governor Co.	157,580	4,023,018
		91,998,740

Rainier Mid Cap Equity Portfolio
Schedule of Investments
June 30, 2010 (Unaudited)

Technology (15.2%)	Shares	Value
American Tower Corp. Cl. A *	141,425	$ 6,293,413
Amphenol Corp. Cl. A	91,885	3,609,243
ANSYS, Inc. *	106,235	4,309,954
Atheros Communications, Inc. *	66,740	1,838,019
Broadcom Corp. Cl. A	174,045	5,689,798
Brocade Communications Systems, Inc. *	453,180	2,338,409
Check Point Software Technologies Ltd. *	144,680	4,265,166
Citrix Systems, Inc. *	105,510	4,455,687
Cognizant Technology Solutions Corp. *	71,540	3,581,292
F5 Networks, Inc. *	77,740	5,330,632
JDS Uniphase Corp. *	597,620	5,880,581
Juniper Networks, Inc. *	163,380	3,728,331
Marvell Technology Group Ltd. *	387,400	6,105,424
MICROS Systems, Inc. *	177,795	5,666,327
NetApp, Inc. *	114,705	4,279,643
Nuance Communications, Inc. *	371,160	5,548,842
Red Hat, Inc. *	130,140	3,766,252
SBA Communications Corp. *	152,430	5,184,144
Silicon Laboratories, Inc. *	63,355	2,569,679
Teradata Corp. *	146,900	4,477,512
Teradyne, Inc. *	336,100	3,276,975
		92,195,323
Utilities (4.7%)
Aqua America, Inc.	331,930	5,868,522
ITC Holdings Corp.	154,070	8,151,844
The AES Corp. *	1,000,530	9,244,897
Wisconsin Energy Corp.	76,400	3,876,536
Xcel Energy, Inc.	82,100	1,692,081
		28,833,880
TOTAL COMMON STOCKS
(Cost $526,585,177)		$ 583,447,665

SHORT-TERM INVESTMENTS (1.1%)	Principal Amount	Value
MONEY MARKET MUTUAL FUNDS (1.1%)
First American Prime Obligations Fund	$ 6,895,178	$ 6,895,178
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,895,178)		$ 6,895,178

TOTAL INVESTMENTS (97.0%)		$ 590,342,843
(Cost $533,480,355)
OTHER ASSETS IN EXCESS OF LIABILITIES (3.0%)		18,111,526
TOTAL NET ASSETS (100.0%)		$ 608,454,369

ADR American Depository Receipt
* Non income producing security.

The cost basis of investment for federal income tax purposes at June 30, 2010, was as follows***:

Cost of investments		$ 533,480,355
Gross unrealized appreciation		80,402,685
Gross unrealized depreciation		(23,540,197)
Net unrealized appreciation		$ 56,862,488

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Small/Midcap Equity Portfolio
Schedule of Investments
June 30, 2010 (Unaudited)

COMMON STOCKS (99.4%)	Shares	Value
Consumer Discretionary and Services (15.0%)
Bally Technologies, Inc. *	577,740	$ 18,712,999
Big Lots, Inc. *	986,900	31,669,621
Chipotle Mexican Grill, Inc. *	141,180	19,314,836
Cinemark Holdings, Inc.	981,890	12,911,853
Coach, Inc.	303,650	11,098,407
Cooper Tire & Rubber Co.	1,870,620	36,477,090
Cracker Barrel Old Country Store, Inc.	356,560	16,601,433
Discovery Communications, Inc. *	920,700	32,878,197
Fossil, Inc. *	362,770	12,588,119
Guess?, Inc.	373,910	11,680,948
Jarden Corp.	1,114,930	29,958,169
LKQ Corp. *	826,988	15,944,329
Nordstrom, Inc.	547,770	17,632,716
Penske Automotive Group, Inc. *	939,240	10,669,767
priceline.com, Inc. *	100,440	17,731,678
Steven Madden Ltd. *	384,375	12,115,500
Tenneco, Inc. *	1,190,110	25,063,717
The Gymboree Corp. *	424,820	18,144,062
The Talbots, Inc. *	1,207,190	12,446,129
Thor Industries, Inc.	508,550	12,078,062
Tractor Supply Co.	222,810	13,584,726
Urban Outfitters, Inc. *	660,980	22,731,102
Warnaco Group, Inc. *	359,870	13,005,702
Total Consumer Discretionary and Services		425,039,162
Consumer Staples (2.9%)
Central European Distribution Corp. *	398,550	8,520,999
Church & Dwight Co., Inc.	342,810	21,497,615
Diamond Foods, Inc.	408,230	16,778,253
TreeHouse Foods, Inc. *	797,100	36,395,586
Total Consumer Staples		83,192,453
Energy (6.8%)
Concho Resources, Inc. *	495,215	27,400,246
Dresser-Rand Group, Inc. *	477,285	15,058,342
Energy XXI (Bermuda) Ltd. *	1,439,476	22,714,931
Forest Oil Corp. *	205,690	5,627,679
RPC, Inc.	579,860	7,915,089
Swift Energy Co. *	1,231,830	33,148,545
T-3 Energy Services, Inc. *	444,940	12,413,826
Unit Corp. *	138,300	5,613,597
Venoco, Inc. *	995,800	16,400,826
Whiting Petroleum Corp. *	610,000	47,836,200
Total Energy		194,129,281
Financial Services (17.7%)
Affiliated Managers Group, Inc. *	717,880	43,625,568
Alliance Data Systems Corp. *	707,110	42,087,187
American Campus Communities, Inc.	635,710	17,348,526
Annaly Capital Management, Inc.	1,112,920	19,086,578
Comerica, Inc.	947,920	34,911,894
Commerce Bancshares, Inc.	360,680	12,980,873

Rainier Small/Midcap Equity Portfolio
Schedule of Investments
June 30, 2010 (Unaudited)

Financial Services (17.7%) (Continued)	Shares	Value
Digital Realty Trust, Inc.	768,560	$ 44,330,541
DuPont Fabros Technology, Inc.	1,338,170	32,865,455
First Niagara Financial Group, Inc.	1,862,480	23,336,874
IntercontinentalExchange, Inc. *	161,190	18,219,306
Jones Lang LaSalle, Inc.	252,330	16,562,941
KBW, Inc. *	533,900	11,446,816
Lincoln National Corp.	1,740,550	42,277,960
MSCI, Inc. Cl. A *	560,930	15,369,482
Piper Jaffray Companies, Inc. *	493,890	15,913,136
Prosperity Bancshares, Inc.	212,225	7,374,819
Raymond James Financial, Inc.	644,460	15,911,717
SEI Investments Co.	1,389,990	28,300,196
Signature Bank *	987,000	37,515,870
Stifel Financial Corp. *	544,680	23,633,665
Total Financial Services		503,099,404
Health Care (13.3%)
Alexion Pharmaceuticals, Inc. *	353,165	18,078,516
Allscript-Misys Healthcare Solutions, Inc. *	1,570,960	25,292,456
AmerisourceBergen Corp.	708,650	22,499,638
BioMarin Pharmaceuticals, Inc. *	533,830	10,121,417
Community Health Systems, Inc. *	509,530	17,227,209
Emergency Medical Services Corp. *	492,990	24,171,300
HealthSouth Corp. *	1,457,640	27,272,444
Inverness Medical Innovations, Inc. *	661,435	17,633,857
Life Technologies Corp. *	346,710	16,382,047
Lincare Holdings, Inc. *	558,600	18,160,086
MEDNAX, Inc. *	388,790	21,620,612
Mylan Laboratories *	1,299,960	22,151,318
Perrigo Co.	255,220	15,075,846
QIAGEN N.V. *	1,229,849	23,637,698
ResMed, Inc. *	305,120	18,554,347
Sirona Dental Systems, Inc. *	243,660	8,489,114
SXC Health Solutions Corp. *	103,350	7,570,388
Thoratec Corp. *	480,390	20,527,065
United Therapeutics Corp. *	568,184	27,733,061
VCA Antech, Inc. *	640,240	15,852,342
Total Health Care		378,050,761
Materials and Processing (6.3%)
Albemarle Corp.	299,950	11,911,014
Allied Nevada Gold Corp. *	1,062,230	20,904,686
Cabot Corp.	764,710	18,437,158
Cliffs Natural Resources, Inc.	650,660	30,685,126
FMC Corp.	247,740	14,227,708
RBC Bearings, Inc. *	658,240	19,082,378
Temple-Inland, Inc.	1,020,680	21,097,455
The Scotts Miracle-Gro Co.	348,270	15,466,671
Valspar Corp.	855,140	25,756,817
Total Materials and Processing		177,569,013

Rainier Small/Midcap Equity Portfolio
Schedule of Investments
June 30, 2010 (Unaudited)

Producer Durables (17.6%)	Shares	Value
Aegean Marine Petroleum Network, Inc.	1,454,030	$ 29,051,519
AMETEK, Inc.	802,390	32,215,958
A.O. Smith Corp.	315,140	15,186,597
BE Aerospace, Inc. *	590,240	15,009,803
Bucyrus International, Inc.	524,210	24,873,765
Chicago Bridge & Iron Co. N.V.*	1,578,590	29,693,278
Continental Airlines, Inc. *	851,780	18,739,160
EnerSys *	1,118,095	23,893,690
FTI Consulting, Inc. *	239,701	10,448,567
GrafTech International Ltd. *	1,394,230	20,383,643
Hewitt Associates, Inc. Cl. A *	768,985	26,499,223
JetBlue Airways Corp. *	4,709,190	25,853,453
Kansas City Southern *	943,560	34,298,406
Kennametal, Inc.	1,710,150	43,489,114
Littelfuse, Inc. *	387,600	12,252,036
MSC Industrial Direct Co., Inc. Cl. A	579,310	29,347,845
Nordson Corp.	297,740	16,697,259
Old Dominion Freight Line, Inc. *	610,240	21,443,834
Overseas Shipholding Group, Inc.	256,450	9,498,908
The Middleby Corp. *	481,610	25,616,836
Trimble Navigation Ltd. *	504,065	14,113,820
Woodward Governor Co.	753,680	19,241,450
Total Producer Durables		497,848,164
Technology (16.5%)
Adtran, Inc.	741,800	20,228,886
ANSYS, Inc. *	583,665	23,679,289
Atheros Communications, Inc. *	311,810	8,587,247
Brocade Communications Systems, Inc. *	2,337,960	12,063,874
Check Point Software Technologies Ltd. *	730,350	21,530,718
Ciena Corp. *	643,980	8,165,667
Citrix Systems, Inc. *	409,470	17,291,918
Cognizant Technology Solutions Corp. *	333,240	16,681,994
Concur Technologies, Inc. *	389,005	16,602,734
Diodes, Inc. *	525,783	8,344,176
F5 Networks, Inc. *	335,560	23,009,349
Finisar Corp. *	1,171,140	17,449,986
Marvell Technology Group Ltd. *	2,084,895	32,857,945
MICROS Systems, Inc. *	871,229	27,766,068
Monolithic Power Systems, Inc. *	271,030	4,840,596
NetApp, Inc. *	584,895	21,822,432
Nuance Communications, Inc. *	2,081,080	31,112,146
PMC-Sierra, Inc. *	3,046,410	22,909,003
Red Hat, Inc. *	645,970	18,694,372
Riverbed Technology, Inc. *	783,020	21,627,012
SBA Communications Corp. *	792,260	26,944,763
Silicon Laboratories, Inc. *	436,635	17,709,916
Standard Microsystems Corp. *	526,900	12,266,232
Taleo Corp. Cl. A *	718,680	17,456,737
Teradyne, Inc. *	1,852,000	18,057,000
Total Technology		467,700,060

Rainier Small/Midcap Equity Portfolio
Schedule of Investments
June 30, 2010 (Unaudited)

Utilities (3.3%)	Shares	Value
Aqua America, Inc.	1,557,820	$ 27,542,258
ITC Holdings Corp.	709,855	37,558,428
The AES Corp. *	3,070,700	28,373,268
Total Utilities		93,473,954

TOTAL COMMON STOCKS
(Cost $2,551,751,489)		$ 2,820,102,252

SHORT-TERM INVESTMENTS (0.9%)	Principal Amount	Value
MONEY MARKET MUTUAL FUNDS (0.9%)
First American Prime Obligations Fund	$ 26,285,603	$ 26,285,603
TOTAL SHORT-TERM INVESTMENTS
(Cost $26,285,603)		$ 26,285,603

TOTAL INVESTMENTS (100.3%)
(Cost $2,578,037,092)		$ 2,846,387,855

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.3%)		(8,154,693)
TOTAL NET ASSETS (100.0%)		$ 2,838,233,162

* Non income producing security.

The cost basis of investment for federal income tax purposes at June 30, 2010, was as follows***:

Cost of investments		$ 2,578,037,092
Gross unrealized appreciation		386,132,549
Gross unrealized depreciation		(117,781,786)
Net unrealized appreciation		$ 268,350,763

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rainier Investment Management Mutual Funds

By /s/ John W. O'Halloran
     John W. O’Halloran
     Chief Executive Officer, Treasurer and Secretary

Date   August 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ John W. O'Halloran
       John W. O’Halloran
       Chief Executive Officer, Treasurer and Secretary

Date August 26, 2010